Quarterly Holdings Report
for
Fidelity® Preferred Securities & Income ETF
November 30, 2021
PSI-NPRT1-0122
1.9901714.100

Schedule of Investments November 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 61.8%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 2.7%
Media – 2.0%
ViacomCBS, Inc. 6.25% 2/28/57 (b)		$ 351,000	$ 397,111
Wireless Telecommunication Services – 0.7%
Vodafone Group PLC 7.00% 4/4/79 (b)		113,000	136,025
TOTAL COMMUNICATION SERVICES	533,136
CONSUMER DISCRETIONARY – 1.0%
Automobiles – 1.0%
General Motors Financial Co., Inc. 5.70% (b)(c)		176,000	198,880
ENERGY – 4.0%
Energy Equipment & Services – 0.0%
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		12,000	11,470
Oil, Gas & Consumable Fuels – 4.0%
BP Capital Markets PLC 4.875% (b)(c)		193,000	207,716
Buckeye Partners LP 6.375% 1/22/78 (b)		27,000	23,760
DCP Midstream LP 7.375% (b)(c)		31,000	30,690
Enbridge, Inc. 5.75% 7/15/80 (b)		62,000	68,606
EnLink Midstream Partners LP 6.00% (b)(c)		17,000	13,430
Enterprise Products Operating LLC:
4.875% 8/16/77 (b)		35,000	33,686
5.25% 8/16/77 (b)		62,000	63,749
5.375% 2/15/78 (b)		35,000	35,577
Plains All American Pipeline LP 6.125% (b)(c)		47,000	39,685
TransCanada Trust:
5.30% 3/15/77 (b)		81,000	84,017
5.50% 9/15/79 (b)		64,000	67,840
5.625% 5/20/75 (b)		47,000	49,350
5.875% 8/15/76 (b)		65,000	70,688
			788,794
TOTAL ENERGY	800,264
FINANCIALS – 50.0%
Banks – 14.5%
Huntington Bancshares, Inc.:
4.45% (b)(c)		286,000	304,590
5.625% (b)(c)		175,000	199,062
5.70% (b)(c)		192,000	194,400
JPMorgan Chase & Co.:
5.00% (b)(c)		175,000	178,500

	Principal Amount(a)	Value

6.10% (b)(c)	$ 161,000	$ 170,459
SVB Financial Group:
4.25% (b)(c)	66,000	65,587
4.70% (b)(c)	34,000	34,128
Truist Financial Corp.:
5.10% (b)(c)	238,000	265,251
5.125% (b)(c)	570,000	608,418
Wells Fargo & Co.:
3.90% (b)(c)	79,000	79,474
5.90% (b)(c)	736,000	766,930
		2,866,799
Capital Markets – 11.3%
Goldman Sachs Group, Inc.:
4.125% (b)(c)	14,000	13,839
4.40% (b)(c)	480,000	482,400
5.00% (b)(c)	319,000	315,491
5.30% (b)(c)	144,000	155,520
Morgan Stanley:
5.30% (b)(c)	671,000	691,130
5.875% (b)(c)	65,000	73,296
State Street Corp. 5.625% (b)(c)	31,000	32,085
The Bank of New York Mellon Corp. 3.75% (b)(c)	48,000	47,040
The Charles Schwab Corp. 4.00% (b)(c)	415,000	410,850
		2,221,651
Consumer Finance – 11.9%
Ally Financial, Inc. 4.70% (b)(c)	926,000	954,937
American Express Co. 3.55% (b)(c)	16,000	15,800
Capital One Financial Corp. 3.95% (b)(c)	160,000	157,000
Citizens Financial Group, Inc. 6.00% (b)(c)	623,000	633,902
Discover Financial Services 5.50% (b)(c)	529,000	562,063
M&T Bank Corp. 3.50% (b)(c)	14,000	13,507
		2,337,209
Diversified Financial Services – 9.8%
Aircastle Ltd. 5.25% (b)(c)(d)	114,000	116,565
Apollo Management Holdings LP 4.95% 1/14/50 (b)(d)	380,000	393,417
Bank of America Corp. 5.875% (b)(c)	431,000	470,867
Citigroup, Inc.:
3.875% (b)(c)	273,000	270,270
4.15% (b)(c)	47,000	46,266
5.95% (b)(c)	222,000	236,086

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Diversified Financial Services – continued
6.30% (b)(c)		$ 385,000	$ 401,844
			1,935,315
Insurance – 2.5%
American International Group, Inc.:
5.75% 4/1/48 (b)		65,000	73,454
8.175% 5/15/68 (b)		8,000	11,920
Assurant, Inc. 7.00% 3/27/48 (b)		31,000	35,504
MetLife, Inc.:
6.40% 12/15/66		159,000	197,198
10.75% 8/1/69		64,000	108,945
Nationwide Financial Services, Inc. 6.75% 5/15/87		6,000	7,335
PartnerRe Finance B LLC 4.50% 10/1/50 (b)		35,000	37,716
SBL Holdings, Inc. 6.50% (b)(c)(d)		18,000	17,505
			489,577
TOTAL FINANCIALS	9,850,551
INDUSTRIALS – 0.7%
Trading Companies & Distributors – 0.7%
Air Lease Corp.:
4.125% (b)(c)		24,000	23,460
4.65% (b)(c)		112,000	114,520
TOTAL INDUSTRIALS	137,980
UTILITIES – 3.4%
Multi-Utilities – 3.4%
CenterPoint Energy, Inc. 6.125% (b)(c)		48,000	50,033
CMS Energy Corp. 3.75% 12/1/50 (b)		131,000	128,819
Edison International:
5.00% (b)(c)		32,000	31,900
5.375% (b)(c)		95,000	97,731
Emera, Inc. 6.75% 6/15/76 (b)		61,000	71,416
NextEra Energy Capital Holdings, Inc. 5.65% 5/1/79 (b)		164,000	188,061
Sempra Energy 4.875% (b)(c)		95,000	100,463
TOTAL UTILITIES	668,423
TOTAL NONCONVERTIBLE BONDS (Cost $12,372,518)	12,189,234
Preferred Stocks – 35.1%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 1.5%
AT&T, Inc. 4.75% (c)		$ 11,525	$ 290,660
Wireless Telecommunication Services – 1.2%
United States Cellular Corp.:
5.50% 3/01/70		4,750	121,363
6.25% 9/01/69		4,425	117,749
			239,112
TOTAL COMMUNICATION SERVICES	529,772
CONSUMER DISCRETIONARY – 1.6%
Automobiles – 1.6%
Ford Motor Co. 6.00% 12/1/59		11,950	318,468
ENERGY – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
DCP Midstream LP:
7.875% (b)(c)		375	9,236
7.95% (b)(c)		375	9,270
Enbridge, Inc. 6.375% 4/15/78 (b)		1,225	32,107
Energy Transfer LP:
7.375% (b)(c)		1,140	27,315
7.60% (b)(c)		1,655	39,919
7.625% (b)(c)		860	20,855
NuStar Energy LP:
7.625% (b)(c)		800	17,488
9.00% (b)(c)		375	9,420
TOTAL ENERGY	165,610
FINANCIALS – 26.8%
Banks – 12.2%
Bank of America Corp.:
4.25% (c)		2,350	58,162
4.375% (c)		16,375	405,609
Bank of Hawaii Corp. 4.375% (c)		375	9,379
Citizens Financial Group, Inc. 5.00% (c)		11,525	297,114
Cullen/Frost Bankers, Inc. 4.45% (c)		1,600	40,752
First Republic Bank:
4.00% (c)		8,375	191,620
4.125% (c)		9,925	235,520
4.50% (c)		900	22,194
4.70% (c)		9,550	244,575
Huntington Bancshares, Inc. 4.50% (c)		3,950	98,987
JPMorgan Chase & Co.:
4.20% (c)		325	8,050
4.55% (c)		23,900	610,406
SVB Financial Group 5.25% (c)		800	20,816
Truist Financial Corp. 4.75% (c)		2,025	52,448
Wells Fargo & Co.:

Quarterly Report	3

Preferred Stocks – continued
		Principal Amount(a)	Value
FINANCIALS continued
Banks continued
4.25% (c)		$ 375	$ 9,203
4.70% (c)		1,975	50,323
4.75% (c)		1,975	50,205
			2,405,363
Capital Markets – 4.0%
Morgan Stanley:
4.25% (c)		1,175	29,140
5.85% (b)(c)		6,350	180,467
Stifel Financial Corp.:
4.50% (c)		375	9,214
6.125% (c)		425	11,407
The Charles Schwab Corp. 4.45% (c)		21,550	551,464
			781,692
Consumer Finance – 4.5%
Capital One Financial Corp.:
4.25% (c)		335	8,211
4.625% (c)		800	20,528
4.80% (c)		15,525	397,440
Navient Corp. 6.00% 12/15/43		1,600	40,016
Synchrony Financial 5.625% (c)		16,000	419,040
			885,235
Diversified Financial Services – 0.2%
Equitable Holdings, Inc. 4.30% (c)		750	18,570
Voya Financial, Inc. 5.35% (b)(c)		750	21,165
			39,735
Insurance – 5.8%
AEGON Funding Co. LLC 5.10% 12/15/49		3,950	103,292
Assurant, Inc. 5.25% 1/15/61		3,200	84,288
Athene Holding Ltd. 4.875% (c)		1,225	31,017
KKR Group Finance Co. IX LLC 4.625% 4/1/61		29,105	736,065
PartnerRe Ltd. 4.875% (c)		1,550	39,959
RenaissanceRe Holdings Ltd. 4.20% (c)		750	18,353
W R Berkley Corp. 4.25% 9/30/60		5,225	135,380
			1,148,354
Real Estate Investment Trusts (Reits) – 0.1%
Brookfield Property Partners LP:
5.75% (c)		750	17,805
6.375% (c)		425	10,676
			28,481
TOTAL FINANCIALS	5,288,860
REAL ESTATE – 1.2%
Equity Real Estate Investment Trusts (Reits) – 1.2%
Public Storage:
3.95% (c)		375	9,202

		Principal Amount(a)	Value

4.00% (c)		$ 8,000	$ 196,800
4.00% (c)		450	11,241
Summit Hotel Properties, Inc. 5.875% (c)		375	9,304
TOTAL REAL ESTATE	226,547
UTILITIES – 2.0%
Electric Utilities – 1.3%
Pacific Gas and Electric Co. 6.00% (c)		305	8,876
The Southern Co.:
4.20% 10/15/60		4,750	120,507
4.95% 1/30/80		4,425	117,395
			246,778
Independent Power And Renewable Electricity Producers – 0.2%
Brookfield Renewable Partners LP 5.25% (c)		1,195	30,987
Multi-Utilities – 0.5%
Brookfield Infrastructure Partners LP:
5.00% (c)		425	10,642
5.125% (c)		425	10,481
DTE Energy Co. 4.375% 10/15/80		425	10,731
SCE Trust II 5.10% (c)		305	7,625
SCE Trust III 5.75% (b)(c)		750	18,540
SCE Trust V 5.45% (b)(c)		750	18,952
SCE Trust VI 5.00% (c)		1,175	29,140
			106,111
TOTAL UTILITIES	383,876
TOTAL PREFERRED STOCKS (Cost $7,096,763)	6,913,133
Convertible Bonds – 0.9%

ENERGY – 0.9%
Oil, Gas & Consumable Fuels – 0.9%
Enbridge, Inc.:
5.50% 7/15/77 (b)		62,000	64,945
6.00% 1/15/77 (b)		36,000	39,005
6.25% 3/01/78 (b)		59,000	65,026
TOTAL ENERGY	168,976
TOTAL CONVERTIBLE BONDS (Cost $170,683)	168,976

4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Money Market Fund – 13.9%
		Shares	Value
Fidelity Cash Central Fund, 0.06% (e) (Cost $2,752,561)		2,752,010	2,752,561
TOTAL INVESTMENT IN SECURITIES – 111.7% (Cost $22,392,525)	22,023,904
NET OTHER ASSETS (LIABILITIES) – (11.7%)	(2,313,287)
NET ASSETS – 100.0%	$ 19,710,617

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $538,957 or 2.7% of net assets.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.06%	$90,574	$12,516,163	$9,854,176	$66	$—	$—	$2,752,561	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued
Quarterly Report	5

utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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8	Quarterly Report